CONVERTIBLE DEBT TRANSACTIONS DURING THE PERIOD C,D,E (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2016	Aug. 31, 2016
CONVERTIBLE DEBT TRANSACTIONS DURING THE PERIOD C,D,E Details
Issued common stock shares c	115,355,131	27,378,705
Issued common stock with a fair value c	$ 195,508	$ 69,136
Common stock on conversion of principal of this convertible debt	83,907	24,093
Interest accrued on this note	$ 7,409	$ 5,352
Issued common stock shares d	61,883,488
Issued common stock with a fair value d	$ 111,494
Common stock on conversion of principal of this convertible debt d	36,705
Interest on note d	2,814
Company recorded interest on note e	$ 3,231